INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Tax loss carryforwards	$ 9,409	$ 4,703
Research and development	6,141	4,216
Deferred revenue	2,238	1,334
Employee and payroll accrued expenses	891	684
Operating lease liability	1,013
Other	72
Total deferred tax assets	19,764	10,937
Deferred tax liabilities:
Property and equipment, net	(250)	(129)
Deferred costs	(1,481)	(1,352)
Operating lease right-of-use asset	(984)
Other		(5)
Total deferred tax liabilities	(2,715)	(1,486)
Total deferred tax assets, net	17,049	9,451
Less valuation allowance for deferred tax assets	(15,390)	(8,762)
Net deferred tax assets	$ 1,659	$ 689